Investment Strategy - NEOS Nasdaq-100(R) High Income ETF	Nov. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up the Nasdaq-100® Index (the “Nasdaq-100®” or the “Reference Index”) and a call options strategy, that consists of written (sold) call options on the Nasdaq-100® Index (“NDX® call options”). The Fund seeks to generate high monthly income from the premiums earned from the NDX® call options as well as the dividends received from the Fund’s equity holdings. The Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) calls in addition to the written (sold) call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money NDX® call options. The goal of the NDX® options strategy is to generate high monthly income in a tax efficient manner. The strategy also offers the potential for upside participation when the underlying equity index appreciates. The Fund seeks tax efficient returns by utilizing index options such as NDX® call options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its NDX® call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index. For purposes of the 80% policy, the value of such derivative instruments shall be determined on a daily mark-to-market basis.

The Nasdaq-100® is a market capitalization weighted index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund will generally invest in the Nasdaq-100, meaning the Fund will generally invest in all of the component securities of the Nasdaq-100 in the same approximate proportions as in the Nasdaq-100 (often called a “replication strategy).” However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Nasdaq-100® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Nasdaq-100® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes it is in the best interests of the Fund (e.g., when replicating the Nasdaq-100® involves practical difficulties or substantial costs, a Nasdaq-100® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Nasdaq-100®).

From time to time, the Adviser actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the Nasdaq-100® Index.

The Fund’s options strategy typically consists of written (sold) call options on the Nasdaq-100® on up to 100% of the value of the equity securities held by the Fund, with the goal of generating premium from such options. The Fund may use a portion of this premium to buy out-of-the-money call options on the Nasdaq-100®, which would potentially provide upside equity participation when the Nasdaq-100® appreciates.

The Fund expects the total value of the written call options and the total value of the purchased call options to each be up to 100% of the Fund’s net assets. The Fund may use a portion of the premium received from writing call options to purchase out-of-the-money call options. Call options written by the Fund will typically have a strike price that is close to the current price of the reference asset, and if call options are purchased by the Fund they will typically have a strike price that is higher than the current price of the Reference Index asset.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund intends to be diversified in approximately the same proportion as the Reference Index is diversified. The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Reference Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Reference Index. As of the date of this Prospectus, the Reference Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Reference Index.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Neos Investment Management LLC (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®, NDX®, Nasdaq-100®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index.